Post-employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2017	2016
DB pension	(208)	(203)
DC pension	(102)	(100)
OPEBs	(6)	(7)
Plan amendment gain on OPEBs and DB pension	16	27
Less:
Capitalized benefit plans cost	58	59
Total post-employment benefit plans service cost included in operating costs	(242)	(224)
Other costs recognized in severance, acquisition and other costs	(10)	5
Total post-employment benefit plans service cost	(252)	(219)

Components of post-employment benefit plans financing cost	COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2017	2016
DB pension	(18)	(24)
OPEBs	(54)	(57)
Total interest on post-employment benefit obligations	(72)	(81)

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2017	2016
Cumulative losses recognized directly in equity, January 1	(2,646)	(2,384)
Actuarial losses in other comprehensive income(1)	(313)	(264)
(Increase) decrease in the effect of the asset limit(2)	(25)	2
Cumulative losses recognized directly in equity, December 31	(2,984)	(2,646)

(1)	The cumulative actuarial losses recognized in the statements of comprehensive income are $3,217 million in 2017.

(2)	The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $233 million in 2017.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2017	2016	2017	2016	2017	2016
Post-employment benefit obligations, January 1	(20,853)	(20,675)	(1,684)	(1,705)	(22,537)	(22,380)
Current service cost	(208)	(203)	(6)	(7)	(214)	(210)
Interest on obligations	(896)	(852)	(65)	(68)	(961)	(920)
Actuarial (losses) gains(1)	(1,193)	(311)	(28)	12	(1,221)	(299)
Net curtailment (losses) gains	(4)	27	16	5	12	32
Loss on plan transfer	(6)	—	—	—	(6)	—
Benefit payments	1,320	1,169	81	79	1,401	1,248
Employee contributions	(10)	(5)	—	—	(10)	(5)
Acquisition of MTS	(2,677)	—	(5)	—	(2,682)	—
Plan transfer	122	—	—	—	122	—
Other	1	(3)	38	—	39	(3)
Post-employment benefit obligations, December 31	(24,404)	(20,853)	(1,653)	(1,684)	(26,057)	(22,537)
Fair value of plan assets, January 1	20,563	20,244	280	266	20,843	20,510
Expected return on plan assets(2)	878	828	11	11	889	839
Actuarial gains(1)	896	29	12	6	908	35
Benefit payments	(1,320)	(1,169)	(81)	(79)	(1,401)	(1,248)
Employer contributions	305	626	77	76	382	702
Employee contributions	10	5	—	—	10	5
Acquisition of MTS	2,735	—	—	—	2,735	—
Plan transfer	(122)	—	—	—	(122)	—
Fair value of plan assets, December 31	23,945	20,563	299	280	24,244	20,843
Plan deficit	(459)	(290)	(1,354)	(1,404)	(1,813)	(1,694)
Effect of asset limit	(33)	(8)	—	—	(33)	(8)
Post-employment benefit liability, December 31	(492)	(298)	(1,354)	(1,404)	(1,846)	(1,702)
Post-employment benefit assets included in other non-current assets	262	403	—	—	262	403
Post-employment benefit obligations	(754)	(701)	(1,354)	(1,404)	(2,108)	(2,105)

(1)	Actuarial (losses) gains include experience gains of $911 million in 2017 and $157 million in 2016.

(2)	The actual return on plan assets was $1,797 million or 8.2% in 2017 and $874 million or 4.7% in 2016.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2017	2016	2017	2016	2017	2016	2017	2016
Present value of post- employment benefit obligations	(23,746)	(20,249)	(1,976)	(1,995)	(335)	(293)	(26,057)	(22,537)
Fair value of plan assets	23,894	20,520	350	323	—	—	24,244	20,843
Plan surplus (deficit)	148	271	(1,626)	(1,672)	(335)	(293)	(1,813)	(1,694)

(1)
The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.

(2)	Our unfunded plans consist of OPEBs, which are pay-as-you-go.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
	2017	2016
At December 31
Post-employment benefit obligations
Discount rate	3.6%	4.0%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1
For the year ended December 31
Net post-employment benefit plans cost
Discount rate	4.2%	4.3%
Rate of compensation increase	2.25%	2.5%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.1	23.0

(1)	Cost of living indexation rate is only applicable to DB pension plans.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	7	(5)
Post-employment benefit obligations	133	(115)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2017 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2017 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(70)	62	(1,636)	1,746
Life expectancy at age 65	1 year	33	(31)	834	(808)

Post-employment benefit plan assets
The following table shows the target allocations for 2017 and the allocation of our post-employment benefit plan assets at December 31, 2017 and 2016.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE AT DECEMBER 31 ( % )
ASSET CATEGORY	2017	2017	2016
Equity securities	20%–35%	22%	22%
Debt securities	55%–80%	65%	68%
Alternative investments	0%–25%	13%	10%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets at the end of the year for each category.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Observable markets data
Equity securities
Canadian	1,045	901
Foreign	4,349	3,682
Debt securities
Canadian	13,126	12,469
Foreign	1,890	1,068
Money market	491	387
Non-observable markets inputs
Alternative investments
Private equities	1,484	1,164
Hedge funds	965	726
Real estate	484	55
Other	111	111
Total	23,945	20,563

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS(1)		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2017	2016	2017	2016	2017	2016
Contributions	(305)	(626)	(108)	(99)	(77)	(76)

(1)	Includes voluntary contributions of $100 million in 2017 and $400 million in 2016.